INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforwards
Adjustment to net deferred tax liability	$ 10,100	$ 44,300
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Income tax benefit related to net operating loss carryforwards		70,800
Income tax benefit related to net operating loss carryforwards recorded as reduction to goodwill		26,900
Tax credit carryforwards	50,200	50,200
Tax credit carryforwards that can be carried forward indefinitely		12,800
Tax credit carryforwards expiring primarily by 2018 and 2037		37,400
Gross deferred tax assets	378,834	378,834	$ 262,631
Net deferred tax liabilities	44,252	44,252	137,255
Valuation Allowance
Increase (decrease) in valuation allowance		(6,200)
Valuation allowance at end of period	93,000	93,000
Income Taxes Paid, Net [Abstract]
Interest on income taxes accrued	2,300	2,300	1,800
Income tax penalties accrued	200	200	200
Unrecognized tax benefits including tax interest accrued	20,300	20,300	17,200
Tax positions for which the ultimate deductibility is highly certain but timing is uncertain	18,900	18,900	16,100
Change in unrecognized tax benefits unrelated to Federal income taxes statute of limitations expiring within twelve months of current reporting period	10,600	10,600
Tax benefits that would impact effective tax rate	10,300	10,300
Federal Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	506,300	506,300
Net operating loss carryforwards without restrictions		200,900
State Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	552,800	552,800
Net operating loss carryforwards without restrictions		248,500
Tax credit carryforwards	2,400	2,400
Foreign Tax Authority
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	337,900	337,900
Net operating loss carryforwards not subject to expiration		311,700
Net operating loss carryforwards subject to expiration within 20 years		26,200
Tax credit carryforwards	13,600	13,600
Tax credit carryforwards related to research and development	34,200	34,200
Continuing Operations
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Gross deferred tax assets	277,400	277,400
Net deferred tax liabilities	31,500	31,500
Net deferred tax assets	245,900	245,900
Income Taxes Paid, Net [Abstract]
Unrecognized tax (benefit) expense net of related deferred taxes		100	100	$ 100
Deferred taxes for interest on unrecognized tax benefits (continuing operations)		100	100	$ 100
Unrecognized tax benefits including tax interest accrued	$ 11,600	$ 11,600	$ 9,000